Trade and other receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Included within non-current assets
Trade receivables	€ 8	€ 51
Trade receivables held at fair value through other comprehensive income	294	337
Net investment in leases	211	267
Contract assets	450	494
Contract-related costs	676	690
Other receivables	78	66
Prepayments	239	296
Derivative financial instruments	4,011	5,642
Total trade and other non-current receivables	5,967	7,843
Included within current assets
Trade receivables	2,841	3,277
Trade receivables held at fair value through other comprehensive income	441	566
Net investment in leases	99	106
Contract assets	2,413	3,063
Contract-related costs	1,169	1,471
Amounts owed by associates and joint ventures	130	175
Other receivables	686	730
Prepayments	600	835
Derivative financial instruments	215	482
Total trade and other current receivables	8,594	10,705
Costs incurred to obtain customer contracts	1,814	2,078
Costs incurred to fulfil customer contracts	31	83
Amortisation and impairment expense, excluding discontinued operations in Spain and Italy	853	824
Level 3
Included within current assets
Embedded derivative asset	22	€ 198
Assets and Liabilities Classified as Held for Sale [Member]
Included within non-current assets
Total trade and other non-current receivables	390
Included within current assets
Total trade and other current receivables	€ 1,922